Events after the balance sheet date	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
Events after the balance sheet date [text block]
18.	Events after the balance sheet date

In February 2019, the Company completed an underwritten public offering for gross proceeds of U.S. $15 million comprised of 6,550,000 common share units and 12,200,000 Series II Non-Voting Convertible First Preferred Share units, each issued at U.S. $0.80 per unit. Each common share units is comprised of one common share of the Company and one common share purchase warrant. Each common share purchase warrant will be exercisable for one common share at a price of U.S. $0.96 per common share purchase warrant for sixty months. Each preferred share unit is comprised of one Series II First Preferred Share of the Company and one Series II First Preferred Share purchase warrant. Each Series II First Preferred Share purchase warrant will be exercisable for one Series II First Preferred Share at a price of U.S. $0.96 per Series II First Preferred Share purchase warrant for sixty months.